Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 1 .4%
Cadre Holdings, Inc. 47,202 $ 1,888,552
Moog, Inc. - Class A 7,246 2,212,566
4,101,118
Automobile Components - 2 .2%
LCI Industries 27,965 4,102,186
XPEL, Inc.* 43,392 2,235,122
6,337,308
Banks - 3 .2%
Banc of California, Inc. 229,613 4,587,668
Customers Bancorp, Inc.* 38,423 3,036,185
Northrim Bancorp, Inc. 34,328 808,768
Shore Bancshares, Inc. 57,858 1,097,566
9,530,187
Biotechnology - 11 .2%
ACADIA Pharmaceuticals, Inc.* 75,803 1,904,929
Akebia Therapeutics, Inc.* 606,775 855,553
Alkermes plc* 80,914 2,742,176
Arrowhead Pharmaceuticals, Inc.* 24,812 1,720,216
Aurinia Pharmaceuticals, Inc.* 193,757 2,815,289
Bridgebio Pharma, Inc.* 48,972 3,784,066
CareDx, Inc.* 82,380 1,692,909
Catalyst Pharmaceuticals, Inc.* 215,043 5,225,545
Cytokinetics, Inc.* 48,091 3,038,870
Krystal Biotech, Inc.* 11,850 3,308,994
Rigel Pharmaceuticals, Inc.* 37,285 1,299,755
Stoke Therapeutics, Inc.* 41,278 1,252,375
Veracyte, Inc.* 67,936 2,587,003
Verastem, Inc.* 91,471 557,973
32,785,653
Building Products - 1 .0%
Griffon Corp. 22,030 1,794,343
Zurn Elkay Water Solutions Corp. 27,816 1,282,596
3,076,939
Capital Markets - 1 .6%
Artisan Partners Asset Management, Inc. - Class A 102,643 4,569,666
Commercial Services & Supplies - 1 .1%
Healthcare Services Group, Inc.* 177,377 3,338,235
Construction & Engineering - 4 .3%
Argan, Inc. 15,609 5,418,040
IES Holdings, Inc.* 7,512 2,856,738
Sterling Infrastructure, Inc.* 12,425 4,447,032
12,721,810
Consumer Finance - 2 .8%
Dave, Inc.* 7,611 1,245,845
Enova International, Inc.* 36,326 5,999,965
NerdWallet, Inc. - Class A* 91,213 1,100,029
8,345,839
Diversified Consumer Services - 1 .6%
Frontdoor, Inc.* 23,114 1,366,269
Laureate Education, Inc.* 93,221 3,197,480
4,563,749
Diversified Telecommunication Services - 0 .8%
Lumen Technologies, Inc.* 259,868 2,292,036

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Electrical Equipment - 8 .6%
Bloom Energy Corp. - Class A* 41,684 $ 6,309,707
EnerSys 22,887 4,124,009
Eos Energy Enterprises, Inc.* 116,559 1,706,424
Nextpower, Inc. - Class A* 43,100 5,046,579
Powell Industries, Inc. 9,800 4,347,182
Vicor Corp.* 23,675 3,732,837
25,266,738
Electronic Equipment, Instruments & Components - 4 .4%
CTS Corp. 61,661 3,169,992
Fabrinet* 8,853 4,333,012
Napco Security Technologies, Inc. 35,148 1,296,610
Sanmina Corp.* 29,328 4,155,191
12,954,805
Energy Equipment & Services - 2 .0%
Cactus, Inc. - Class A 105,896 5,954,532
Entertainment - 1 .2%
Cinemark Holdings, Inc. 50,724 1,201,144
IMAX Corp.* 64,832 2,263,285
3,464,429
Financial Services - 1 .1%
International Money Express, Inc.* 214,349 3,313,836
Health Care Equipment & Supplies - 3 .7%
Haemonetics Corp.* 61,014 4,067,193
Lantheus Holdings, Inc.* 39,242 2,626,075
TransMedics Group, Inc.* 18,301 2,451,877
UFP Technologies, Inc.* 6,317 1,586,451
10,731,596
Health Care Providers & Services - 3 .6%
Ensign Group, Inc. (The) 9,247 1,587,340
Guardant Health, Inc.* 15,842 1,806,622
Guardian Pharmacy Services, Inc. - Class A* 39,908 1,205,222
HealthEquity, Inc.* 15,229 1,304,668
Nutex Health, Inc.* 5,541 824,445
PACS Group, Inc.* 76,297 2,575,787
Progyny, Inc.* 58,360 1,393,053
10,697,137
Health Care Technology - 0 .6%
Simulations Plus, Inc.* 54,966 928,376
Teladoc Health, Inc.* 177,091 965,146
1,893,522
Hotel & Resort REITs - 1 .9%
Ryman Hospitality Properties, Inc. 59,211 5,607,282
Hotels, Restaurants & Leisure - 0 .5%
Jack in the Box, Inc. 62,740 1,315,658
Household Durables - 1 .8%
Champion Homes, Inc.* 22,178 1,738,312
Installed Building Products, Inc. 11,829 3,408,408
5,146,720
Insurance - 3 .2%
HCI Group, Inc. 16,060 2,548,240
Palomar Holdings, Inc.* 29,945 3,700,903
Skyward Specialty Insurance Group, Inc.* 34,882 1,556,435

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Universal Insurance Holdings, Inc. 50,350 $ 1,533,157
9,338,735
Interactive Media & Services - 0 .9%
Cargurus, Inc. - Class A* 58,195 1,885,518
Rumble, Inc.
#
,* 146,663 834,512
2,720,030
IT Services - 0 .2%
Rackspace Technology, Inc.
#
,* 1,087,213 664,939
Leisure Products - 0 .5%
Peloton Interactive, Inc. - Class A* 280,570 1,568,386
Life Sciences Tools & Services - 1 .0%
10X Genomics, Inc. - Class A* 141,005 2,848,301
Machinery - 3 .7%
Atmus Filtration Technologies, Inc. 100,282 5,813,348
Gorman-Rupp Co. (The) 26,406 1,438,863
SPX Technologies, Inc.* 17,067 3,556,933
10,809,144
Media - 0 .4%
USA TODAY Co., Inc.* 200,386 1,186,285
Metals & Mining - 1 .4%
Coeur Mining, Inc.* 114,724 2,344,959
Ivanhoe Electric, Inc.* 101,133 1,728,363
4,073,322
Oil, Gas & Consumable Fuels - 0 .4%
Par Pacific Holdings, Inc.* 31,579 1,191,791
Personal Care Products - 0 .1%
Beauty Health Co. (The)
#
,* 262,266 393,399
Pharmaceuticals - 4 .7%
Aquestive Therapeutics, Inc.
#
,* 178,853 527,616
Collegium Pharmaceutical, Inc.* 92,117 4,230,013
Harmony Biosciences Holdings, Inc.* 103,347 3,774,233
SIGA Technologies, Inc. 174,280 1,167,676
Theravance Biopharma, Inc.* 216,466 4,099,866
13,799,404
Professional Services - 3 .4%
Huron Consulting Group, Inc.* 24,676 4,170,244
Kforce, Inc. 51,988 1,836,736
Maximus, Inc. 15,347 1,449,371
Upwork, Inc.* 130,374 2,611,391
10,067,742
Real Estate Management & Development - 2 .4%
Compass, Inc. - Class A* 116,253 1,455,488
eXp World Holdings, Inc. 143,043 1,293,109
St Joe Co. (The) 63,212 4,184,002
6,932,599
Retail REITs - 0 .3%
Alexander's, Inc. 3,737 915,191
Semiconductors & Semiconductor Equipment - 4 .6%
Credo Technology Group Holding Ltd.* 44,791 5,611,416
Rambus, Inc.* 38,584 4,392,017
Rigetti Computing, Inc.* 47,833 869,126
Semtech Corp.* 17,964 1,432,629

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
SiTime Corp.* 3,510 $ 1,274,516
13,579,704
Software - 10 .1%
Agilysys, Inc.* 13,705 1,188,909
Appian Corp. - Class A* 29,821 832,006
Arteris, Inc.* 99,736 1,497,037
Clear Secure, Inc. - Class A 35,632 1,162,316
Clearwater Analytics Holdings, Inc. - Class A* 131,015 3,156,151
D-Wave Quantum, Inc.
#
,* 43,448 921,967
eGain Corp.* 98,508 1,011,677
InterDigital, Inc. 16,908 5,519,447
Jamf Holding Corp.* 137,816 1,798,499
Progress Software Corp.* 26,767 1,095,306
Qualys, Inc.* 35,978 4,745,498
Rapid7, Inc.* 95,479 1,138,110
Workiva, Inc. - Class A* 57,406 4,421,410
Zeta Global Holdings Corp. - Class A* 70,588 1,311,525
29,799,858
Specialty Retail - 1 .3%
Abercrombie & Fitch Co. - Class A* 26,535 2,590,612
Victoria's Secret & Co.* 22,747 1,239,939
3,830,551
Technology Hardware, Storage & Peripherals - 0 .6%
IonQ, Inc.
#
,* 31,368 1,254,093
Turtle Beach Corp.* 29,760 355,929
1,610,022
Trading Companies & Distributors - 0 .2%
Global Industrial Co. 19,274 589,013
Total Common Stocks (cost $274,123,105) 293,927,211
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $138,071) 138,063 138,104
Investments Purchased with Cash Collateral from Securities Lending - 0 .9%
Investment Companies - 0 .7%
Janus Henderson Cash Collateral Fund LLC, 3.5827%
£,∞
2,050,528 2,050,528
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6500%, 2/2/26 $ 512,632 512,632
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,563,160) 2,563,160
Total Investments (total cost $ 276,824,336 ) - 100 .9% 296,628,475
Liabilities, net of Cash, Receivables and Other Assets - (0.9%) (2,622,732)
Net Assets - 100.0% $294,005,743

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 280,374,847 94 .5%
Canada 5,078,574 1 .7
Thailand 4,333,012 1 .5
Cayman Islands 4,099,866 1 .4
Ireland 2,742,176 0 .9
Total $296,628,475 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
$ 38,243 $ 1,912,325 $ (1,812,491) $ (1) $ 28 $ 138,104 138,063 $ 1,164
Investments Purchased
with Cash Collateral
from Securities Lending
- 0.9%
Investment Companies - 0.7%
Janus Henderson
Cash Collateral Fund
LLC, 3.5827%
∞
6,036,545 31,806,578 (35,792,595) – – 2,050,528 2,050,528 50,093
Δ
Total Affiliated
Investments - 0.7% $6,074,788 $33,718,903 $(37,605,086) $(1) $28 $2,188,632 $51,257

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at January 31, 2026.
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Software $ 28,001,359 $ 1,798,499 $ — $ 29,799,858
All Other 264,127,353 — — 264,127,353
Investment Companies — 138,104 — 138,104
Investments Purchased with Cash
Collateral from Securities Lending — 2,563,160 — 2,563,160
Total Assets $ 292,128,712 $ 4,499,763 $ — $ 296,628,475

Janus Henderson Small Cap Growth Alpha ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Small Cap Growth Alpha ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70326 03-26